Share-based payments - Additional Information (Details) $ / shares in Units, $ in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023 EUR (€) EquityInstruments shares	Jun. 30, 2023 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2022 EUR (€) EquityInstruments shares	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Mar. 31, 2022 shares	Jun. 30, 2023 EUR (€) EquityInstruments tranche shares	Jun. 30, 2023 USD ($) EquityInstruments tranche $ / shares shares	Jun. 30, 2022 EUR (€) EquityInstruments shares	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2022 EquityInstruments $ / shares
Share-based payments
Awards cancelled or forfeited | €						0
Number of options issued | shares			1,500,000	1,500,000	1,325,000			2,825,000	2,825,000
Number of tranches | tranche						3	3
Trading days						30 days	30 days
Contractual lifetime of the options								2 years	2 years
Share-based expense | €	€ 3,231,000		€ 5,625,000			€ 7,389,000		€ 9,872,000
Vesting percentage						0.33%	0.33%
Tranche I
Share-based payments
Hurdle rate							$ 12.00
Tranche II
Share-based payments
Hurdle rate							15.00
Tranche III
Share-based payments
Hurdle rate							$ 18.00
Research and Development
Share-based payments
Share-based expense | €	1,709,000		2,889,000			€ 4,022,000		5,194,000
General and Administrative
Share-based payments
Share-based expense | €	€ 1,523,000		€ 2,736,000			€ 3,368,000		€ 4,678,000
ESOP 2014
Share-based payments
Vesting period (in years)						3 years	3 years
Exercise period						10 years	10 years
Awards granted | EquityInstruments	384,000	384,000				8,052,750	8,052,750
Fair value of the awards at grant date	€ 200,000	$ 0.2				€ 5,900,000	$ 6.3
Awards cancelled or forfeited | EquityInstruments	217,725	217,725	13,926	13,926		368,540	368,540	99,591	99,591
Awards exercised | shares	0	0	18,994	18,994		0	0	43,440	43,440
Weighted average exercise price of awards exercised							$ 3.55			$ 4.91
Awards outstanding | EquityInstruments		22,953,944					22,953,944			15,269,734
Awards vested | EquityInstruments						11,169,133	11,169,133			8,510,863
Weighted average remaining contractual life						7 years 8 months 12 days	7 years 8 months 12 days			7 years 4 months 24 days
Grant date fair value			€ 1,400,000	$ 1.8				€ 2,900,000	$ 3.2
ESOP 2014 | Minimum
Share-based payments
Weighted average exercise price of awards exercised				$ 2.26
Exercise price		$ 0.60					$ 0.60
ESOP 2014 | Maximum
Share-based payments
Weighted average exercise price of awards exercised									$ 2.52
Exercise price		$ 13.47					$ 13.47